Income Taxes - Unrecognized Tax Benefits Rollforward (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at January 1	$ (1,317)	$ (1,456)	$ (1,780)
Increases related to prior-year tax positions	(21)	(15)	(86)
Decreases related to prior-year tax positions	48	214	436
Increases related to current-year tax positions	0	(72)	(26)
Settlements	1	12	0
Lapse of statute of limitations	2	0	0
Balance at December 31	$ (1,287)	$ (1,317)	$ (1,456)